Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and cash equivalents	€ 2,419,487		€ 2,330,694
Short-term investments	334,864		679,884
Accounts receivable, net	1,052,504		878,321
Finance receivables, net	196,087		250,472
Current tax assets	43,876		32,333
Inventories, net	2,549,837		2,393,022
Deferred tax assets	159,460		124,431
Other assets	390,091		336,421
Total current assets	7,146,206		7,025,578
Finance receivables, net	55,261		46,017
Deferred tax assets	28,760		139,513
Other assets	444,820		298,559
Goodwill	2,357,536		2,088,589
Other intangible assets, net	723,839		697,634
Property, plant and equipment, net	1,447,523		1,217,840
Total non-current assets	5,057,739		4,488,152
Total assets	12,203,945		11,513,730
Liabilities and shareholders' equity
Accounts payable	496,236		625,870
Accrued and other liabilities	2,347,799		2,216,882
Current tax liabilities	36,293		15,803
Current portion of long-term debt	4,261		4,385
Provisions	2,354		2,227
Deferred and other tax liabilities	1,928		3,494
Total current liabilities	2,888,871		2,868,661
Long-term debt	1,149,876		1,070,185
Deferred and other tax liabilities	237,315		364,695
Provisions	3,638		4,620
Accrued and other liabilities	411,655	[1]	283,142	[1]
Total non-current liabilities	1,802,484		1,722,642
Total liabilities	4,691,355		4,591,303
Commitments and contingencies
Cumulative Preference Shares
Ordinary Shares	39,426		40,092
Share premium	3,002,050		2,912,862
Treasury shares at cost	(389,443)		(364,702)
Retained earnings	4,648,541		4,376,613
Accumulated other comprehensive income	212,016		(42,438)
Total shareholders' equity	7,512,590		6,922,427
Total liabilities and shareholders' equity	12,203,945		11,513,730
Common Class B [Member]
Liabilities and shareholders' equity
Ordinary Shares

[1]	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferrals with respect to services.